                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31*
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
-------------------------------------------------------------------------------

* This Form N-CSR filing pertains to the MFS Sector Rotational Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                  MFS(R) SECTOR ROTATIONAL FUND

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             5
------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                  9
------------------------------------------------------
STATEMENT OF OPERATIONS                             11
------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                 12
------------------------------------------------------
FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       16
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       27
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               31
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      31
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER
------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        MSR-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.3%
              Cash & Other Net Assets                     2.7%

              TOP TEN HOLDINGS

              Reliance Steel & Aluminum Co.               2.5%
              ------------------------------------------------
              AT&T, Inc.                                  2.4%
              ------------------------------------------------
              Hewlett-Packard Co.                         2.4%
              ------------------------------------------------
              Energen Corp.                               2.3%
              ------------------------------------------------
              Allegheny Technologies Inc.                 2.3%
              ------------------------------------------------
              Baxter International, Inc.                  2.2%
              ------------------------------------------------
              Gilead Sciences, Inc.                       2.1%
              ------------------------------------------------
              FPL Group, Inc.                             2.1%
              ------------------------------------------------
              Praxair, Inc.                               2.1%
              ------------------------------------------------
              Bear Stearns Cos. Inc.                      2.1%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.1%
              ------------------------------------------------
              Technology                                 12.9%
              ------------------------------------------------
              Retailing                                  10.7%
              ------------------------------------------------
              Industrial Goods & Services                10.4%
              ------------------------------------------------
              Basic Materials                            10.3%
              ------------------------------------------------
              Utilities & Communications                  9.7%
              ------------------------------------------------
              Health Care                                 7.2%
              ------------------------------------------------
              Energy                                      6.5%
              ------------------------------------------------
              Special Products & Services                 4.1%
              ------------------------------------------------
              Consumer Staples                            2.0%
              ------------------------------------------------
              Leisure                                     1.8%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 04/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06        4/30/07         4/30/07*
--------------------------------------------------------------------------------
        Actual              1.44%     $1,000.00       $1,127.70         $7.60
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.44%     $1,000.00       $1,017.65         $7.20
--------------------------------------------------------------------------------
        Actual              2.05%     $1,000.00       $1,084.60         $6.91
  B     ------------------------------------------------------------------------
        Hypothetical (h)    2.05%     $1,000.00       $1,009.54         $6.66
--------------------------------------------------------------------------------
        Actual              2.06%     $1,000.00       $1,124.50        $10.85
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.06%     $1,000.00       $1,014.58        $10.29
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.
(*) For Class B, expenses paid represent the period from the class inception, January 3, 2007, through April 30, 2007.

The table above includes expenses paid by the Penn Street Advisors Sector Rotational Portfolio (the predecessor fund) prior to January 3, 2007.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 97.3%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 4.0%
----------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                              31,708          $  2,489,073
Lockheed Martin Corp.                                                               24,536             2,358,891
                                                                                                    ------------
                                                                                                    $  4,847,964
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.7%
----------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                     48,496          $  2,368,060
Guess?, Inc.                                                                        55,110             2,171,334
                                                                                                    ------------
                                                                                                    $  4,539,394
----------------------------------------------------------------------------------------------------------------
Biotechnology - 2.1%
----------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                           31,901          $  2,606,950
----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.8%
----------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                 21,200          $  2,219,852
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.9%
----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                             16,288          $  2,536,042
Goldman Sachs Group, Inc.                                                           11,505             2,515,108
Lehman Brothers Holdings, Inc.                                                      28,634             2,155,568
                                                                                                    ------------
                                                                                                    $  7,206,718
----------------------------------------------------------------------------------------------------------------
Business Services - 4.1%
----------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                       27,790          $  2,484,426
Manpower, Inc.                                                                      31,145             2,499,386
                                                                                                    ------------
                                                                                                    $  4,983,812
----------------------------------------------------------------------------------------------------------------
Computer Software - 1.1%
----------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                    68,596          $  1,289,605
----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 7.1%
----------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                            22,570          $  2,252,486
Avnet, Inc. (l)                                                                     55,660             2,276,494
Hewlett-Packard Co.                                                                 70,305             2,962,653
International Business Machines Corp.                                               11,290             1,153,951
                                                                                                    ------------
                                                                                                    $  8,645,584
----------------------------------------------------------------------------------------------------------------
Construction - 1.0%
----------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                10,370          $  1,282,458
----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
----------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                51,270          $  2,409,177
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 2.0%
----------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                       36,434          $  2,407,923
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.2%
----------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                            8,680          $    314,563
Kroger Co.                                                                          79,470             2,345,160
                                                                                                    ------------
                                                                                                    $  2,659,723
----------------------------------------------------------------------------------------------------------------
General Merchandise - 1.0%
----------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                               15,919          $  1,259,034
----------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.7%
----------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                         13,010          $  2,024,226
----------------------------------------------------------------------------------------------------------------
Insurance - 9.6%
----------------------------------------------------------------------------------------------------------------
American Financial Group, Inc. Ohio                                                 63,711          $  2,247,087
MBIA, Inc.                                                                          14,880             1,035,053
MetLife, Inc.                                                                       37,110             2,438,127
Prudential Financial, Inc.                                                          25,860             2,456,700
Torchmark Corp.                                                                     17,620             1,203,446
Travelers Cos., Inc.                                                                42,145             2,280,045
                                                                                                    ------------
                                                                                                    $ 11,660,458
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.9%
----------------------------------------------------------------------------------------------------------------
Deere & Co. (l)                                                                     10,450          $  1,143,230
Parker Hannifin Corp. (l)                                                           26,153             2,409,737
                                                                                                    ------------
                                                                                                    $  3,552,967
----------------------------------------------------------------------------------------------------------------
Major Banks - 1.7%
----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                               39,685          $  2,019,967
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
----------------------------------------------------------------------------------------------------------------
Express Scripts, Inc., "A" (a)                                                      14,810          $  1,415,096
----------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.2%
----------------------------------------------------------------------------------------------------------------
Baxter International, Inc. (a)                                                      47,633          $  2,697,457
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 6.6%
----------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                         32,440          $  1,151,296
Allegheny Technologies, Inc. (l)                                                    25,210             2,762,512
Nucor Corp.                                                                         16,660             1,057,244
Reliance Steel & Aluminum Co. (l)                                                   52,035             3,090,879
                                                                                                    ------------
                                                                                                    $  8,061,931
----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 2.3%
----------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                       51,025          $  2,859,951
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 4.7%
----------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                             93,114          $  2,489,868
Harris Corp. (l)                                                                    46,264             2,375,656
QUALCOMM, Inc.                                                                      20,810               911,478
                                                                                                    ------------
                                                                                                    $  5,777,002
----------------------------------------------------------------------------------------------------------------
Oil Services - 6.5%
----------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                           42,880          $  2,417,574
FMC Technologies, Inc.                                                              25,908             1,836,359
National Oilwell Varco, Inc. (a)                                                    15,750             1,336,388
Schlumberger Ltd. (a)                                                               31,133             2,298,549
                                                                                                    ------------
                                                                                                    $  7,888,870
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.9%
----------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                     38,551          $  2,299,567
----------------------------------------------------------------------------------------------------------------
Pollution Control - 1.5%
----------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                             64,100          $  1,790,313
----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.6%
----------------------------------------------------------------------------------------------------------------
Union Pacific Corp. (l)                                                             16,619          $  1,898,721
----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.7%
----------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                      25,105          $  1,920,533
Praxair, Inc.                                                                       39,453             2,546,691
                                                                                                    ------------
                                                                                                    $  4,467,224
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.8%
----------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                     43,792          $  2,405,057
Tiffany & Co.                                                                       47,430             2,261,937
                                                                                                    ------------
                                                                                                    $  4,666,994
----------------------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
----------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                          77,071          $  2,984,189
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.0%
----------------------------------------------------------------------------------------------------------------
Alliant Energy Corp.                                                                41,720          $  1,827,336
Entergy Corp.                                                                       15,070             1,705,020
FPL Group, Inc.                                                                     40,180             2,586,387
                                                                                                    ------------
                                                                                                    $  6,118,743
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $110,315,077)                                                 $118,541,870
----------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.0% (y)
----------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07                          $ 4,817,000          $  4,817,000
New Center Asset Trust, 5.29%, due 5/01/07                                          43,000                43,000
----------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                                     $  4,860,000
----------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.8%
----------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                                  7,087,333          $  7,087,333
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $122,262,410)                                                   $130,489,203
----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.1)%                                                               (8,659,371)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $121,829,832
----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $6,935,246 of securities on
loan (identified cost, $122,262,410)                                $130,489,203
Cash                                                                         709
Receivable for investments sold                                        1,183,829
Receivable for fund shares sold                                        4,252,556
Interest and dividends receivable                                         62,997
Receivable from investment adviser                                         4,064
------------------------------------------------------------------------------------------------------
Total assets                                                                              $135,993,358
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $6,982,451
Payable for fund shares reacquired                                        11,067
Collateral for securities loaned, at value                             7,087,333
Payable to affiliates
  Management fee                                                           9,920
  Shareholder servicing costs                                              3,187
  Distribution and service fees                                            5,808
  Administrative services fee                                                327
Payable for independent trustees' compensation                               406
Accrued expenses and other liabilities                                    63,027
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $14,163,526
------------------------------------------------------------------------------------------------------
Net assets                                                                                $121,829,832
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $112,619,324
Unrealized appreciation (depreciation) on investments                  8,226,793
Accumulated net realized gain (loss) on investments                      976,161
Undistributed net investment income                                        7,554
------------------------------------------------------------------------------------------------------
Net assets                                                                                $121,829,832
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    6,538,085
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $104,682,475
  Shares outstanding                                                   5,609,785
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $18.66
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $19.80
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,034,644
  Shares outstanding                                                     218,460
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $18.47
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,112,713
  Shares outstanding                                                     709,840
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $18.47
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                               $329,752
  Interest                                                                  68,054
------------------------------------------------------------------------------------------------------
Total investment income                                                                       $397,806
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $204,631
  Distribution and service fees                                            101,043
  Shareholder servicing costs                                               16,505
  Administrative services fee                                               17,816
  Independent trustees' compensation                                         3,991
  Custodian fee                                                             17,788
  Shareholder communications                                                20,283
  Auditing fees                                                             15,154
  Legal fees                                                                   396
  Registration fees                                                         34,176
  Miscellaneous                                                             17,075
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $448,858
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (10)
  Reduction of expenses by investment adviser                              (58,596)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $390,252
------------------------------------------------------------------------------------------------------
Net investment income                                                                           $7,554
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified
cost basis)                                                                                   $994,603
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                             $6,370,718
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $7,365,321
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $7,372,875
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED              YEAR ENDED
                                                                      4/30/07                10/31/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           $7,554                 $(29,826)
Net realized gain (loss) on investments                               994,603                  844,401
Net unrealized gain (loss) on investments                           6,370,718                  400,080
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $7,372,875               $1,214,655
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                           $(852,021)               $(744,610)
  Class C                                                              (7,776)                  (3,263)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(859,797)               $(747,873)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $99,773,332               $3,959,879
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $106,286,410               $4,426,661
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                             15,543,422               11,116,761
At end of period (including undistributed net investment
income of $7,554 and $0, respectively)                           $121,829,832              $15,543,422
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                                YEARS ENDED 10/31
                                                 ENDED         ---------------------------------------------------------------
CLASS A                                        4/30/07            2006          2005          2004          2003          2002
                                           (UNAUDITED)
Net asset value, beginning of period            $17.50          $16.77        $15.10        $13.11        $10.39        $10.67
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.01          $(0.03)       $(0.06)       $(0.08)       $(0.10)       $(0.09)
  Net realized and unrealized gain
  (loss) on investments                           2.15            1.84          2.34          2.07          2.82         (0.19)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $2.16           $1.81         $2.28         $1.99         $2.72        $(0.28)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments         $(1.00)         $(1.08)       $(0.61)          $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $18.66          $17.50        $16.77        $15.10        $13.11        $10.39
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       12.77(n)        11.22         15.33         15.18         26.18         (2.62)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.67(a)         2.90          2.82          2.62          2.40          2.23
Expenses after expense reductions (f)             1.44(a)         1.75          1.75          1.75          1.75          1.75
Net investment income (loss)                      0.09(a)        (0.19)        (0.39)        (0.55)        (0.89)        (0.77)
Portfolio turnover                                  57             168           107           133           100           137
Net assets at end of period (000 omitted)     $104,682         $15,405       $11,078        $6,711        $4,446        $3,127
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     PERIOD
                                                                      ENDED
CLASS B                                                          4/30/07(i)
                                                                (UNAUDITED)

Net asset value, beginning of period                                 $17.03
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment loss (d)                                            $(0.03)
  Net realized and unrealized gain (loss) on investments               1.47(g)
---------------------------------------------------------------------------
Total from investment operations                                      $1.44
---------------------------------------------------------------------------
Net asset value, end of period                                       $18.47
---------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                             8.46(n)
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
Expenses before expense reductions (f)                                 2.14(a)
Expenses after expense reductions (f)                                  2.05(a)
Net investment loss                                                   (0.82)(a)
Portfolio turnover                                                       57
Net assets at end of period (000 omitted)                            $4,035
---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                           SIX MONTHS                         YEARS ENDED 10/31
                                                                ENDED          --------------------------------------------
CLASS C                                                       4/30/07              2006              2005           2004(i)
                                                          (UNAUDITED)
Net asset value, beginning of period                           $17.38            $16.78            $15.11            $14.64
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                      $(0.06)           $(0.12)           $(0.04)           $(0.13)
  Net realized and unrealized gain (loss) on investments         2.15              1.80              2.32              0.60
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $2.09             $1.68             $2.28             $0.47
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                        $(1.00)           $(1.08)           $(0.61)              $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $18.47            $17.38            $16.78            $15.11
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      12.45(n)          10.40             15.31              3.21(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           2.16(a)           3.65              3.57              3.37(a)
Expenses after expense reductions (f)                            2.06(a)           2.50              2.50              2.50(a)
Net investment loss                                             (0.83)(a)         (0.94)            (1.14)            (1.30)(a)
Portfolio turnover                                                 57               168               107               133
Net assets at end of period (000 omitted)                     $13,113              $139               $39               $--(z)
---------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains.
(i) For the period from the class' inception, January 3, 2007 (Class B) and March 1, 2004 (Class C) through the stated
    period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) Amount was less than $500.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Sector Rotational Fund (the fund) is a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On January 3, 2007, the fund acquired all of the assets and certain identified liabilities of the Penn Street Advisors Sector Rotational Portfolio (the predecessor fund), a series of The Penn Street Fund, Inc., a Maryland corporation, registered under the 1940 Act as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals and net operating losses. The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                            10/31/06
          Ordinary income (including any short-term
          capital gains)                                    $266,940
          Long-term capital gain                             480,933
          ----------------------------------------------------------
          Total distributions                               $747,873

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                           $122,280,851
          ----------------------------------------------------------
          Gross appreciation                               8,382,944
          Gross depreciation                                (174,592)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $8,208,352

          AS OF 10/31/06
          Undistributed long-term capital gain              $859,796
          Net unrealized appreciation (depreciation)      $1,837,634

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Information in the fund's financial statements regarding expenses includes expenses paid by the Penn Street Advisors Sector Rotational Portfolio (the predecessor fund) prior to January 3, 2007.

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

          First 1 billion of average daily net assets           0.75%
          Next 1.5 billion of average daily net assets          0.65%
          Next 2.5 billion of average daily net assets          0.60%
          Average daily net assets in excess of 5 billion       0.50%

MFS has engaged Valley Forge Capital Advisors, Inc., (Valley Forge) as a sub-adviser for the fund. MFS pays a sub-advisory fee at the following annual rates:

          First 1 billion of average daily net assets           0.35%
          Next 1.5 billion of average daily net assets          0.30%
          Next 2.5 billion of average daily net assets          0.25%
          Average daily net assets in excess of 5 billion       0.20%

The fund is not responsible for paying a sub-advisory fee.

Prior to January 3, 2007, the predecessor fund had an investment advisory agreement with Penn Street Investment Advisors, Inc (PSIA). Under this agreement, the management fee was computed daily and paid monthly at an annual rate of 0.25% of the fund's average daily net assets. The predecessor fund and PSIA had engaged Valley Forge as a sub-adviser for the fund. The predecessor fund paid to Valley Forge a sub-advisory fee computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The management fee incurred for the six months ended April 30, 2007, including any fees paid by the predecessor fund to PSIA and Valley Forge, was equivalent to an annual effective rate of 0.77% of the fund's average daily net assets.

MFS as investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets:

          CLASS A                  CLASS B                CLASS C
           1.40%                    2.05%                  2.05%

This written agreement will continue through February 29, 2008 unless changed or rescinded by the fund's Board of Trustees.

Prior to January 3, 2007 PSIA as investment adviser to the predecessor fund had agreed to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund's average daily net assets:

          CLASS A                                         CLASS C
           1.75%                                           2.50%

During the six months ended April 30, 2007, MFS paid $54,336 in expenses of the fund under MFS' arrangement with the fund and PSIA paid $4,166 in expenses of the predecessor fund under PSIA's arrangement with the predecessor fund. These payments are reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $75,692 for the period ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                        TOTAL            ANNUAL        DISTRIBUTION
                           DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                               FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                           0.10%              0.25%              0.35%             0.34%             $83,523
Class B                           0.75%              0.25%              1.00%             1.00%               4,311
Class C                           0.75%              0.25%              1.00%             1.00%              13,209
                                                                                                           --------
Total Distribution and Service Fees                                                                        $101,043(f)
                                                                                                           --------

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    April 30, 2007 based on each class' average daily net assets.
(f) The MFS Sector Rotational Fund paid $94,092 to MFD; and the predecessor fund paid $6,951 to Citco Mutual Fund
    Distributors (CMFD) (see plan below).

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges paid to MFD during the period ended April 30, 2007.

The Board of Directors of the predecessor fund had adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The predecessor fund's distribution plan provided that the predecessor fund would pay (CMFD) the following fees:

Predecessor Fund Distribution Fee Plan Table:
                                                                          TOTAL
                                  DISTRIBUTION         SERVICE     DISTRIBUTION
                                      FEE RATE        FEE RATE             PLAN

Class A                                     --            0.25             0.25
Class C                                   0.75            0.25             1.00

Prior to January 3, 2007, the predecessor fund did not charge a contingent deferred sales charge. The predecessor fund did not offer Class B shares.

SHAREHOLDER SERVICING AGENT/ADMINISTRATOR - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended April 30, 2007, the fee paid to MFSC was $13,164, which equated to 0.0498% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,906. The fund may also pay shareholder servicing related costs directly to non-related parties.

MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred and paid to MFS for the period ended April 30, 2007 was equivalent to an annual effective rate of 0.0265% of the fund average daily net assets.

Prior to January 3, 2007, the predecessor fund engaged Citco Mutual Fund Services, Inc. ("CMFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the fund. For its services to the predecessor fund, CMFS was paid a fee based on a declining scale as follows:

          First 100 million of average daily net assets         0.40%
          Next 100 million of average daily net assets          0.30%
          Next 100 million of average daily net assets          0.25%
          Next 200 million of average daily net assets          0.20%
          Average daily net assets in excess of 500 million     0.15%

Shareholder servicing costs and administrative services fees paid to CMFS amounted to $10,827 for the period ended April 30, 2007 and are included in the administrative services fee in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the period ended April 30, 2007, the fee paid to Tarantino LLC was $1,841. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $94, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $125,720,534 and $29,657,496, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                     4/30/07(i)                        10/31/06
                                                SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     4,822,642       $85,042,324        417,445        $7,227,110
  Class B                                       223,404         3,979,386             --                --
  Class C                                       703,245        12,563,009          5,491            94,500
-----------------------------------------------------------------------------------------------------------
                                              5,749,291      $101,584,719        422,936        $7,321,610
Shares issued to shareholders in
reinvestment of distributions
  Class A                                        46,111          $796,798         37,428          $616,074
  Class C                                           342             5,862            183             3,005
-----------------------------------------------------------------------------------------------------------
                                                 46,453          $802,660         37,611          $619,079
Shares reacquired
  Class A                                      (139,465)      $(2,490,779)      (234,990)      $(3,980,810)
  Class B                                        (4,944)          (90,181)            --                --
  Class C                                        (1,735)          (33,087)            --                --
-----------------------------------------------------------------------------------------------------------
                                               (146,144)      $(2,614,047)      (234,990)      $(3,980,810)
Net change
  Class A                                     4,729,288       $83,348,343        219,883        $3,862,374
  Class B                                       218,460         3,889,205             --                --
  Class C                                       701,852        12,535,784          5,674            97,505
-----------------------------------------------------------------------------------------------------------
                                              5,649,600       $99,773,332        225,557        $3,959,879

(i) For the period from the class' inception, January 3, 2007 (Class B), through the stated period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the period ended April 30, 2007, the fund's commitment fee and interest expense were $319 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) ACQUISITIONS

On January 3, 2007, the fund acquired all of the assets of Penn Street Advisors Sector Rotational Portfolio (the predecessor fund) as of the close of business on December 29, 2006. The acquisition was accomplished by a tax-free exchange of 909,586 shares of the Class A and Class C shares of the fund (valued at $15,625,585) and the assumption of certain liabilities of the predecessor fund by the fund for all of the assets of the predecessor fund. The predecessor fund then distributed the shares that the predecessor fund received from the fund to its shareholders. The predecessor fund's net assets on that date were $15,625,585 including $2,093,997 of unrealized appreciation, $15,296 of accumulated net investment loss, and $324,063 of accumulated net realized gain on investments. The aggregate net assets of the fund after the acquisition were $15,625,585.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, initially approve the Fund's investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XII, on behalf of the Fund, MFS and Valley Forge Capital Advisors, Inc. ("Valley Forge") (together, the "Agreements") and, beginning on the second anniversary of the initial effective date of each Agreement, annually approve the continuation of each Agreement. In July 2006, the Board met to consider the initial approval of each Agreement ("the initial review meeting"). In connection with the initial review meeting, the Trustees noted that Valley Forge did not then serve as sub-adviser to any of the MFS Funds and that MFS had conducted diligence with respect to Valley Forge, including on-site visits at Valley Forge and a review of Valley Forge's compliance program, which included participation by representatives of the Board. The independent Trustees were assisted in their evaluation of each Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Valley Forge. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and/or shareholder services to be performed by MFS and Valley Forge under the Agreements and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the Fund's proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), (ii) information on the Fund's advisory fee and sub-advisory fee and the advisory fees and sub- advisory fees of comparable sub-advised funds in the Lipper expense group, (iii) information regarding expense waivers and fee "breakpoints" that will be observed for the Fund, (iv) information regarding the performance of Penn Street Advisors Sector Rotational Portfolio, the predecessor fund of the Fund, which was advised by Valley Forge (the "Penn Street Fund"), as well as performance of the Penn Street Fund's peer group of funds, (v) information regarding the overall organization of Valley Forge, including information about Valley Forge personnel that would provide investment advisory services to the Funds and (vi) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and trading, back office, transfer agent, portfolio composition and monitoring, and administrative functions. In addition, in connection with the independent Trustees' meetings in May, June and July, 2006 (together with the initial review meeting, the "contract review meetings") for the purpose of considering whether to approve the continuation of the investment advisory agreement for the other investment companies that the Board oversees (the "MFS Funds") the independent Trustees received: (i) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the MFS Funds as a whole, (ii) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Valley Forge.

The Trustees' conclusion as to the initial approval of each Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Trustees were unable to review its investment performance, although the Trustees did take into account the investment performance of the Penn Street Fund, the predecessor to the Fund. Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Penn Street Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Penn Street Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended March 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Penn Street Fund's Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Penn Street Fund's Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended March 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results of the Fund, which is the successor to the performance of the Penn Street Fund, for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee, sub-advisory fee, and the estimated total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fees, sub-advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS and/or Valley Forge. The Trustees noted that MFS (and not the Fund) would pay Valley Forge its sub-advisory fee from its advisory fees. The Trustees considered that MFS has agreed in writing to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's contractual advisory fee (assuming assets of $25 million) and estimated total expense ratio were each lower than those of nine (of fourteen) funds in the Fund's Lipper expense group.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate and sub-advisory fee rate schedules are proposed to be subject to breakpoints that reduce the Fund's advisory fee rate and sub-advisory fee rate on net assets over $1 billion, $2.5 billion and $5 billion.

The Trustees did not consider MFS' or Valley Forge's costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser and Valley Forge as its sub-adviser. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee and sub-advisory fee to be charged to the Fund represent reasonable compensation in light of the services to be provided by MFS and Valley Forge to the Fund.

In addition, the Trustees considered MFS' and Valley Forge's resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser which also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Valley Forge from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS and Valley Forge such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS and MFS' investment sub-advisory agreement with Valley Forge should be approved for an initial two-year period, commencing upon their effective date, as set forth in the agreements.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.